Expense Example - Jensen Quality Growth ETF - Jensen Quality Growth ETF Class	Sep. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	$ 80